3. MATERIAL ACCOUNTING POLICIES: Product Development Costs and Intangible Assets: Schedule of useful life of amortized assets (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of useful life of amortized assets

Intangible asset class	Estimated useful life
Acquired software technology	3 to 15 years
Drone patents and base drone technology	12 years
Trade names	10 years
Customer relationships	5 years
Non-compete agreements	2 years